Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Trade accounts receivable	$ 25,850,996	$ 19,345,329
Less: allowance for doubtful accounts	(97,140)	(81,745)
Accounts receivable, net	$ 25,753,856	$ 19,263,584